Inventories (Detail) - MXN ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of Inventories [Line Items]
Inventories	$ 124,280,393	$ 98,900,960
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories	63,200,568	52,481,991
Crude oil
Disclosure of Inventories [Line Items]
Inventories	28,257,124	24,655,124
Products in transit
Disclosure of Inventories [Line Items]
Inventories	26,373,449	12,326,412
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories	6,060,404	6,558,991
Materials in transit
Disclosure of Inventories [Line Items]
Inventories	277,862	2,753,785
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories	$ 110,986	$ 124,657